Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure Additional Textual [Abstract]
Current deferred tax assets	$ 9,426,000	$ 18,789,000
Long-term deferred tax assets	38,620,000	73,158,000
Current deferred tax liability	100,000	100,000
Long-term deferred tax liability	200,000	1,900,000
Deferred tax asset valuation allowance	14,323,000	13,087,000
Tax benefit related to research credit	600,000
Tax benefit related to retroactive law change	1,100,000
Tax expense relating to earnings not indefinitely reinvested outside US	10,500,000
Income tax provision on foreign earnings to be permanently reinvested outside US	0
Foreign earnings to be permanently reinvested outside US	204,000,000
Unrecognized tax benefits	4,043,000	4,130,000	5,279,000
Unrecognized tax benefits period	12 months
Accrued for interest and penalties related to uncertain income tax	0
Maximum [Member]
Income Tax Disclosure Additional Textual [Abstract]
Statutory tax rate	25.00%
Minimum [Member]
Income Tax Disclosure Additional Textual [Abstract]
Statutory tax rate	15.00%
Expiring In 2021 through 2024 [Member]
Income Tax Disclosure Additional Textual [Abstract]
U.S. federal NOL carryforwards	24,400,000
State and Local Jurisdiction [Member]
Income Tax Disclosure Additional Textual [Abstract]
State net operating loss and credit carry forwards included in Valuation allowance	5,900,000
Increase in Valuation allowance	1,200,000
Decrease associated with the expiration of certain state net operating loss	700,000
Non-U.S. [Member]
Income Tax Disclosure Additional Textual [Abstract]
Foreign tax credit carry forwards included in Valuation allowance	5,500,000
Foreign net operating losses included in Valuation allowance	2,900,000
Decrease associated the net change in NOLs associated with current year earnings	300,000
Valuation allowance related to other foreign countries	$ 1,600,000